NATURE OF BUSINESS - Going Concern (Details) - USD ($)	3 Months Ended				6 Months Ended
	Jun. 30, 2019	Mar. 31, 2019	Jun. 30, 2018	Mar. 31, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018
NATURE OF BUSINESS
Net Loss	$ (3,538,810)	$ (6,312,606)	$ (5,291,246)	$ (5,039,026)	$ (9,851,416)	$ (10,330,272)
Accumulated deficit	(41,088,610)				(41,088,610)		$ (31,237,194)
Cash and cash equivalents	678,492		$ 6,273,335		678,492	$ 6,273,335	$ 1,628,136
Working capital deficit	$ (5,600,000)				$ (5,600,000)